Expense Example, No Redemption {- Franklin Federal Intermediate-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Federal Intermediate-Term Tax-Free Income Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 113
3 Years	372
5 Years	651
10 Years	$ 1,447